Note 8 - Deposits (Details) - Interest Expense by Deposit Type (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Jun. 30, 2014	Jun. 30, 2013
Interest Expense by Deposit Type [Abstract]
NOW, super NOW and money market demand	$ 33	$ 25	$ 50	$ 51
Savings and club	109	120	233	251
Certificates of deposit	642	723	1,372	1,705
	$ 784	$ 868	$ 1,655	$ 2,007